UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015
Date of Report (Date of earliest event reported):
February 12, 2016

Novastar Mortgage LLC (formerly known as NovaStar Mortgage, Inc.)
(Exact name of securitizer as specified in its charter)

025-01068	0001549473
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Rodney Schwatken	(816) 237-7000
Name and telephone number, including area code, of the person to contact in connection with this filing
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga‑1(c)(2)(i) ☐
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii) ☒(1)

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

(1)	NovaStar Mortgage LLC, as securitizer, is filing this Form ABS-15G for all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

NovaStar Mortgage LLC
(Securitizer)

By:	/s/ Rodney Schwatken Name: Rodney Schwatken Title: President, Chief Financial Officer, and Secretary

Date: February 12, 2016